Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income Taxes

16. Income taxes

Income taxes consist of the following for the years reported:

Income tax (expense) income

	Year Ended December 31,
	2020	2019 (1) (2)	2018 (1) (2)
	(€ in thousands)
Current tax (expense) income	--	--	--
Deferred tax (expense) income	88	(39)	(64)
Total	88	(39)	(64)

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

Deferred tax assets and liabilities

The components of net deferred income taxes at the end of the respective reporting periods were as follows:

SOURCES OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	2020		2019
	(€ in thousands)
	Deferred tax assets	Deferred tax liabilities	Deferred tax assets	Deferred tax liabilities
Trade receivables	--	(8)	--	(8)
Other receivables and current assets	1,092	(92)	1,050	(118)
Inventories	16	(291)	11	--
Property, Plant & Equipment	5	(559)	99	(603)
Trade liabilities	429	--	206	--
Current financial liabilities	1,148	--	1,020	(183)
Current financial assets	65	--	--	(710)
Other current liabilities and provisions	239	(2,053)	19	(887)
Contract liabilities	762	(762)	247	(247)
Non-current other assets	--	(28)	--	--
Non-current financial liabilities	764	--	--	--
Non-current financial assets	--	(663)
Intangible assets	--	--	--	(1)
Tax losses carried forward	138	--	227	--
Valuation allowance	(248)	(6)	(265)	--
Tax assets (liabilities)	4,410	(4,462)	2,615	(2,757)
Set off of tax	(4,410)	4,410	(2,615)	2,615
Net tax	--	(52)	--	(142)

At December 31, 2020 voxeljet had gross loss carry‑forwards for corporation tax and trade tax losses of kEUR 49,698 and kEUR 48,630, respectively, for which no deferred taxes have been recognized. These tax losses can be carried forward without restriction for future offset against taxable profits.

In addition, there are foreign tax loss  carry‑forwards from voxeljet Amercia amounting to kEUR 2,480, also without restriction for future offset against taxable profits.

Foreign tax loss  carry‑forwards from voxeljet China and voxeljet India amounting to kEUR 3,126 and kEUR 326, which can be carried forward for five and eight years, respectively for future offset against taxable profits.

Reconciliation of profit before income taxes to income tax

The reconciliation between profit before income taxes and income tax benefit (expense) for the reporting periods presented was as follows:

RECONCILIATION OF INCOME TAX BENEFIT (EXPENSE)

	Year Ended December 31,
	2020	2019 (1) (2)	2018 (1) (2) (3)
	(€ in thousands)
Loss before tax	(15,569)	(13,939)	(8,683)
Tax expense at prevailing statutory rate (28%)	4,359	3,903	2,431
Non-deductible expenses	(732)	(447)	(196)
Non-taxable income	80	--	242
Tax-rate related differences	(69)	(198)	(128)
Unrecognized temporary differences and tax losses	(3,550)	(3,297)	(2,413)
Income tax (expense) income	88	(39)	(64)

(1) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the amendment of classification of short-term investments. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(2) Comparative figures for the year ended December 31, 2019 and December 31, 2018 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 2 “Preparation of financial statements” to the consolidated financial statements.

(3) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3  “Summary of significant accounting policies” to the consolidated financial statements.